Investment for Funds at Fair Value through Profit or Loss (Tables)	6 Months Ended
Sep. 30, 2025
Investment for Funds at Fair Value through Profit or Loss [Abstract]
Schedule of Fair Value of Investment
	2025	2024
Beginning balance as of March 31,	$2,256,830	$-
Revaluation gain	$33,592	$-
Fair value of investment for funds as at September 30,	$2,290,422	$-